Summary of Significant Accounting Policies Summary of Significant Accounting Policies Text (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 17, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2011	Dec. 31, 2008	Aug. 23, 2006
Number Of Unconsolidated Projects		2
Indirect Ownership Interest Percentage		1.00%
Value of furniture and fixtures minimum range		$ 8,000
Value of furniture and fixtures maximum range		13,000
Capitalized Costs Development and Renovation		14,300,000	11,600,000	10,700,000
Accumulated Amortization, Deferred Finance Costs		32,200,000	37,700,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Partially Owned Consolidated Properties		19
Partially Owned Consolidated Units		3,475
Noncontrolling Interests - Partially Owned Properties		77,688,000	74,306,000
Noncontrolling Interests Settlement Value		34,200,000
Convertible Debt					482,500,000		650,000,000
Debt Instrument, Interest Rate, Stated Percentage							3.85%
Debt Instrument, Convertible, Interest Expense			11,800,000	18,600,000
Debt Instrument, Convertible, Effective Interest Rate	5.80%
Debt Instrument, Convertible, Carrying Amount of Equity Component			44,300,000			44,300,000	44,300,000
Effect Of Change In Accounting Principle On Earnings Net Of Tax			5,000,000	7,800,000
Effect of change in accounting Principle On Earnings Per Share Net Of Tax			$ 0.02	$ 0.03
Retained Earnings Decrease						27,000,000
Cumulative effect On Notes From Adoption Of Accounting Principle						17,300,000
Building [Member]
Property, Plant and Equipment, Estimated Useful Lives		30
Furniture and Fixtures [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Furniture and Fixtures Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Replacements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Replacements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		10
Renovations and Improvements Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives		5
Renovations and Improvements Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives		15
Partially Owned Properties [Member]
Noncontrolling Interests - Partially Owned Properties		77,688,000
Limited Life Partnership Properties [Member]
Noncontrolling Interests - Partially Owned Properties		$ 7,400,000
Partially Owned Limited Life Partnership Properties		6